Financial Risk Management - Summary of Aging Analysis of Gross Values of Trade Receivables and Contracts Assets by Risk Category (Detail) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	kr 53,902	kr 52,799
Not due [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	45,864	45,164
Maturity within 3 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	4,388	3,772
Later than 3 months and not later than 6 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	524	858
Later than 6 months and not later than 12 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	571	558
Longer than 1 year [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	2,555	2,447
Country risk Low [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	37,489	30,767
Country risk Low [member] | Not due [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	33,801	27,431
Country risk Low [member] | Maturity within 3 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	2,914	2,434
Country risk Low [member] | Later than 3 months and not later than 6 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	243	445
Country risk Low [member] | Later than 6 months and not later than 12 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	270	137
Country risk Low [member] | Longer than 1 year [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	261	320
Country risk medium [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	11,395	16,251
Country risk medium [member] | Not due [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	9,379	14,369
Country risk medium [member] | Maturity within 3 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	1,025	826
Country risk medium [member] | Later than 3 months and not later than 6 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	164	227
Country risk medium [member] | Later than 6 months and not later than 12 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	168	224
Country risk medium [member] | Longer than 1 year [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	659	605
Country risk high [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	5,018	5,781
Country risk high [member] | Not due [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	2,684	3,364
Country risk high [member] | Maturity within 3 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	449	512
Country risk high [member] | Later than 3 months and not later than 6 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	117	186
Country risk high [member] | Later than 6 months and not later than 12 months [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	133	197
Country risk high [member] | Longer than 1 year [member]
Disclosure Of Credit Risk Exposure [Line Items]
Aging analysis by risk category	kr 1,635	kr 1,522